CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Net revenue	$ 201,504,000	$ 106,574,000
Cost of revenue	114,050,000	56,955,000
Gross profit	87,454,000	49,619,000
Operating expenses:
Film participation expenses	11,856,000	(537,000)
Selling and marketing expenses	20,530,000	10,231,000
General and administrative expenses	45,047,000	36,323,000
Total operating expenses	77,433,000	46,017,000
Equity in earning of equity method investment, net of tax	3,328,000
Government subsidies	1,876,000	1,662,000
Operating income	15,225,000	5,264,000
Other income (expense):
Interest income from bank deposits	904,000	97,000
Interest income from loan to a producer of TV series	10,000
Interest expenses	(1,198,000)	(1,333,000)
Exchange gain (loss)	(673,000)	983,000
Investment Income	64,000
Other income	213,000	213,000
Income (loss) before income tax and equity in earnings of equity method investments, net of tax	14,545,000	5,224,000
Provision for income taxes	6,982,000	1,044,000
Equity in earnings of equity method investments, net of tax		(13,000)
Net income	7,563,000	4,167,000
Less: Net loss attributable to the noncontrolling interests	(422,000)	(1,071,000)
Net income attributable to Bona Film Group Limited	7,985,000	5,238,000
Net income (loss) per ordinary share
Basic (in dollars per share)	$ 0.26	$ 0.18
Diluted (in dollars per share)	$ 0.25	$ 0.17
Weighted average shares used in calculating net income (loss) per ordinary share
Basic (in shares)	30,334,730	29,791,387
Diluted (in shares)	31,591,505	30,306,325
Share-based compensation expenses
Share-based compensation	7,189,000	2,786,000
General and administrative expenses
Share-based compensation expenses
Share-based compensation	$ 7,189,000	$ 2,786,000